Other liabilities - Additional Information (Details)		12 Months Ended			24 Months Ended
	May 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Knight Royalty Payable
Disclosure of contingent liabilities [line items]
Royalty payment (as a percent)	0.50%
Contingent consideration
Disclosure of contingent liabilities [line items]
Contingent consideration payment (as a percent)			6.00%	5.00%	7.00%
Contingent consideration | Forecast
Disclosure of contingent liabilities [line items]
Contingent consideration payment, when total revenues are in excess of a defined amount (as a percent)		7.00%
Contingent consideration | Forecast | Discount rate
Disclosure of contingent liabilities [line items]
Significant unobservable input, liabilities					15